Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

July 2, 2015

Mr. Mark A. Cowan
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)
File Nos. 33-72424, 811-8194
Post-Effective Amendment No. 148

Dear Mr. Cowan:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Statement of Additional Information with respect to the Grandeur Peak Global Stalwarts Fund, the Grandeur Peak International Stalwarts Fund and the Grandeur Peak Global Micro Cap Fund, effective June 29, 2015, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 148 on June 29, 2015.

Please address any comments on this filing to the undersigned at 720-917-0864.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP